OTHER PAYABLES - Related Parties (Details) - Related Parties	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
OTHER PAYABLES
Expenses paid by the major shareholders	¥ 1,453,910	$ 200,064	¥ 1,796,309
Due to family members of the owners of BHD and FGS	845,159	116,298	545,159
Due to management staff for costs incurred on behalf of the Company			250,927
Total	¥ 2,299,069	$ 316,362	¥ 2,592,395